Property and Equipment - Schedule of Property and Equipment (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Less: accumulated depreciation	¥ (33,186,565)	¥ (29,305,673)
Total	177,700,454	187,477,921
Office and other equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	15,492,670	15,525,093
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	8,623,878	14,225,255
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	2,994,993	3,257,768
Building [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment	¥ 183,775,478	¥ 183,775,478